Average Annual Total Returns		12 Months Ended	60 Months Ended	76 Months Ended	86 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Nov. 01, 2026	Dec. 31, 2025
Hussman Strategic Market Cycle Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.82%
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.25%	0.44%			(2.23%)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	(0.17%)			(2.62%)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	0.19%			(1.72%)
Hussman Strategic Total Return Fund | BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.93%	5.24%			5.93%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.58%	4.29%			5.31%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.37%	3.64%			4.45%
Hussman Strategic Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	16.48%
Performance Inception Date					Aug. 27, 2019
Hussman Strategic Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.80%
Performance Inception Date					Aug. 27, 2019
Hussman Strategic Allocation Fund | Bloomberg U.S. Equity:Fixed Income 60:40 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.81%	8.24%	10.30%
Performance Inception Date					Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.83%	4.33%	5.04%
Performance Inception Date					Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	2.62%	3.34%
Performance Inception Date					Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	2.82%	3.36%
Performance Inception Date					Aug. 27, 2019

[1]	The Bloomberg U.S. Equity:Fixed Income 60:40 Index is designed to measure cross-asset market performance in the U.S among two separate indices: 60% weighted in the Bloomberg U.S. Large Cap Index and 40% weighted in the Bloomberg U.S. Aggregate Bond Index.